Other Current Assets (Details) - Schedule of other current assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Receivables from governmental authorities		$ 92	$ 27
Prepaid expenses		177	201
Total other current assets	$ 99	$ 269	$ 228